Other Current and Non-current Assets - Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Other Current and Non-current Assets
Fair value of swaps	$ 24	$ 138
Claims receivable	1,178	954
Advances to suppliers and other assets	2,436	3,365
Total	$ 3,638	$ 4,457